MUZINICH LOW DURATION FUND

SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited)

Principal Amount†		Value
CORPORATE BONDS: 86.5%
Aerospace/Defense: 0.9%
	AVIC International Finance & Investment Ltd
2,000,000	4.375%, 5/23/21	$2,027,890
	Rolls-Royce PLC
EUR 2,975,000	2.125%, 6/18/21	3,455,661
		5,483,551
Airlines: 1.3%
	Air France-KLM
EUR 500,000	1.875%, 1/16/25	430,459
	easyJet PLC
EUR 1,100,000	1.750%, 2/9/23	1,152,187
	Ryanair DAC
EUR 2,160,000	1.875%, 6/17/21	2,544,609
EUR 600,000	1.125%, 3/10/23	679,791
EUR 560,000	2.875%, 9/15/25	654,623
	Societa Esercizi Aereoportuali SPA Sea
EUR 1,600,000	3.125%, 4/17/21	1,896,440
		7,358,109
Automotive & Auto Parts: 10.4%
	Faurecia SE
EUR 600,000	2.625%, 6/15/25	694,838
	FCA Bank SpA/Ireland
EUR 720,000	0.500%, 9/18/23	843,546
	FCE Bank PLC
EUR 500,000	1.134%, 2/10/22	575,531
	Fiat Chrysler Automobiles NV
EUR 1,075,000	3.375%, 7/7/23	1,307,918
	Ford Motor Co
250,000	8.500%, 4/21/23	272,899
	Ford Motor Credit Co LLC
4,211,000	1.331% (3 Month LIBOR USD + 1.080%), 8/3/22 [1]	3,991,309
4,000,000	1.515% (3 Month LIBOR USD + 1.235%), 2/15/23 [1]	3,682,033
EUR 555,000	3.021%, 3/6/24	639,733
	General Motors Co
2,000,000	6.125%, 10/1/25	2,326,827
	General Motors Financial Co Inc
EUR 900,000	0.206% (3 Month EURIBOR + 0.680%), 5/10/21 [1]	1,053,698
2,500,000	4.200%, 11/6/21	2,580,778
	Harley-Davidson Financial Services Inc
EUR 1,530,000	3.875%, 5/19/23	1,931,097
EUR 2,600,000	0.900%, 11/19/24	3,029,740
	Hyundai Capital America
5,000,000	5.750%, 4/6/23	5,549,366
788,000	1.800%, 10/15/25	784,771
	IHO Verwaltungs GmbH
EUR 900,000	3.625% Cash or 4.000% PIK, 5/15/25	1,060,857
EUR 2,000,000	3.750% Cash or 5.000% PIK, 9/15/26	2,349,287
	Jaguar Land Rover Automotive PLC
GBP 500,000	2.750%, 1/24/21	637,778
GBP 900,000	5.000%, 2/15/22	1,144,191
	Nemak SAB de CV
EUR 1,550,000	3.250%, 3/15/24	1,789,975
	Nissan Motor Co Ltd
EUR 515,000	1.940%, 9/15/23	613,935
1,894,000	3.043%, 9/15/23	1,921,325
1,500,000	3.522%, 9/17/25	1,515,095
2,000,000	4.345%, 9/17/27	2,006,475
	Pirelli & C SPA
EUR 5,200,000	1.375%, 1/25/23	6,074,125
	RCI Banque SA
EUR 1,600,000	0.750%, 4/10/23	1,853,842
EUR 350,000	0.500%, 9/15/23	401,267
EUR 2,700,000	0.092% (3 Month EURIBOR + 0.580%), 3/12/25 [1]	2,973,995
	Scania CV
EUR 495,000	0.500%, 10/6/23	582,391
	Volkswagen Financial Services NV
GBP 600,000	1.875%, 9/7/21	780,450
	Volkswagen Leasing GmbH
EUR 3,000,000	2.625%, 1/15/24	3,751,672
	ZF North America Capital Inc
EUR 1,900,000	2.750%, 4/27/23	2,226,275
		60,947,019
Banking: 16.4%
	Abanca Corp Bancaria SA
EUR 500,000	4.625% (5 Year Swap Rate EUR + 5.014%), 4/7/30 [1,5]	578,819
	ABN AMRO Bank NV
8,000,000	4.400% (5 Year Swap Rate USD + 2.197%), 3/27/28 [1,5]	8,432,688
	AIB Group PLC
EUR 1,400,000	1.875% (5 Year Swap Rate EUR + 2.150%), 11/19/29 [1,5]	1,588,939
	Allied Irish Banks PLC
EUR 3,000,000	4.125% (5 Year Swap Rate EUR + 3.950%), 11/26/25 [1,5]	3,534,957
	Argenta Spaarbank NV
EUR 1,200,000	3.875% (5 Year Swap Rate EUR + 3.950%), 5/24/26 [1,5]	1,430,130
	Banco Comercial Portugues SA
EUR 1,400,000	3.871% (5 Year Swap Rate EUR + 4.231%), 3/27/30 [1,5]	1,476,965
	Banco de Sabadell SA
EUR 500,000	1.750%, 5/10/24	579,459
EUR 1,500,000	5.375% (5 Year Swap Rate EUR + 5.100%), 12/12/28 [1,5]	1,808,095
	Bank of Ireland Group PLC
GBP 800,000	3.125% (5 Year UK GILT + 2.700%), 9/19/27 [1,5]	1,034,631
1,540,000	4.125% (5 Year CMT Rate + 2.500%), 9/19/27 [1,5]	1,538,041
EUR 700,000	2.375% (5 Year Swap Rate EUR + 3.183%), 10/14/29 [1,5]	811,663
	Bankia SA
EUR 3,000,000	3.375% (5 Year Swap Rate EUR + 3.350%), 3/15/27 [1,5]	3,608,681
	BNP Paribas S.A.
EUR 4,100,000	2.875% (5 Year Swap Rate EUR + 1.650%), 3/20/26 [1,5]	4,863,315
	BNP Paribas SA
EUR 450,000	2.625% (5 Year Swap Rate EUR + 1.830%), 10/14/27 [1,5]	545,884
	CaixaBank SA
EUR 1,800,000	3.500% (5 Year Swap Rate EUR + 3.350%), 2/15/27 [1,5]	2,168,368
EUR 5,000,000	2.750% (5 Year Swap Rate EUR + 2.350%), 7/14/28 [1,5]	6,033,860
	Commerzbank AG
500,000	8.125%, 9/19/23	567,944
	Danske Bank A/S
2,260,000	5.000% (1 Year CMT Rate + 1.730%), 1/12/23 [1,5]	2,371,731
1,000,000	3.244% (3 Month LIBOR USD + 1.591%), 12/20/25 [1,5]	1,062,979
EUR 2,000,000	2.750% (5 Year Swap Rate EUR + 1.520%), 5/19/26 [1,5]	2,375,238
	Deutsche Bank AG
1,532,000	1.481% (3 Month LIBOR USD + 1.230%), 2/27/23 [1]	1,507,091
4,400,000	4.296% (5 Year Swap Rate USD + 2.248%), 5/24/28 [1,5]	4,209,026
	Deutsche Bank AG/New York NY
900,000	2.222% (SOFR + 2.159%), 9/18/24 [1,5]	906,902
	ING Groep NV
1,500,000	4.700% (5 Year Swap Rate USD + 1.938%), 3/22/28 [1,5]	1,592,759
	Intesa Sanpaolo SPA
700,000	3.125%, 7/14/22	720,253
800,000	5.017%, 6/26/24	841,461
EUR 4,900,000	1.400% (3 Month EURIBOR + 1.900%), 9/26/24 [1]	5,730,675
	Liberbank SA
EUR 4,000,000	6.875% (5 Year Swap Rate EUR + 6.701%), 3/14/27 [1,5]	4,964,580
	Natwest Group PLC
5,000,000	6.000%, 12/19/23	5,626,419
	Raiffeisen Bank International AG
EUR 800,000	6.000%, 10/16/23	1,071,354
	Standard Chartered PLC
EUR 4,452,000	4.000% (5 Year Swap Rate EUR + 2.300%), 10/21/25 [1,5]	5,229,867
	UniCredit SpA
1,150,000	4.168% (3 Month LIBOR USD + 3.900%), 1/14/22 [1]	1,180,507
	UniCredit SPA
600,000	7.830%, 12/4/23	703,474
EUR 6,000,000	4.375% (5 Year Swap Rate EUR + 4.316%), 1/3/27 [1,5]	7,261,160
	Unione Di Banche Italian
EUR 260,000	4.250%, 5/5/26 [1]	310,348
	Virgin Money UK PLC
GBP 2,000,000	7.875% (5 Year UK GILT + 7.128%), 12/14/28 [1,5]	2,813,353
	Volksbank Wien AG
EUR 4,600,000	2.750% (5 Year Swap Rate EURIBOR + 2.550%), 10/6/27 [1,5]	5,275,754
		96,357,370
Broadcasting: 0.3%
	ViacomCBS Inc
1,600,000	4.750%, 5/15/25	1,840,132

Building Materials: 1.2%
	Cemex SAB de CV
2,000,000	6.125%, 5/5/25	2,067,500
	James Hardie International Finance DAC
200,000	4.750%, 1/15/25	204,979
EUR 1,880,000	3.625%, 10/1/26	2,250,415
922,000	5.000%, 1/15/28	964,467
	Martin Marietta Materials Inc
1,600,000	4.250%, 7/2/24	1,772,349
		7,259,710
Cable/Satellite TV: 0.4%
	United Group BV
EUR 2,000,000	4.125% (3 Month EURIBOR + 4.125%), 5/15/25 [1]	2,307,981

Capital Goods: 1.8%
	CNH Industrial Capital LLC
550,000	4.375%, 4/5/22	576,878
	CNH Industrial NV
3,000,000	4.500%, 8/15/23	3,263,063
	GE Capital Funding LLC
1,175,000	3.450%, 5/15/25	1,261,936
	KION Group AG
EUR 1,700,000	1.625%, 9/24/25	1,999,953
	Platin 1426 GmbH
EUR 1,800,000	5.375%, 6/15/23	2,004,901
	Westinghouse Air Brake Technologies Corp
1,425,000	4.400%, 3/15/24	1,549,285
		10,656,016
Chemicals: 3.2%
	Bluestar Finance Holdings Ltd
2,000,000	3.375%, 7/16/24	2,086,990
	CF Industries Inc
1,500,000	3.400%, 12/1/21	1,539,067
	CNAC HK Finbridge Co Ltd
EUR 200,000	1.750%, 6/14/22	236,409
	CNRC Capital Ltd
EUR 2,700,000	1.871%, 12/7/21	3,198,188
	DuPont de Nemours Inc
1,153,000	2.169%, 5/1/23	1,165,622
	Syngenta Finance NV
3,552,000	3.933%, 4/23/21	3,598,235
2,920,000	4.441%, 4/24/23	3,086,109
	Synthomer PLC
EUR 575,000	3.875%, 7/1/25	688,960
	UPL Corp Ltd
3,302,000	3.250%, 10/13/21	3,347,281
		18,946,861
Consumer-Products: 0.5%
	Newell Brands Inc
2,768,000	4.350%, 4/1/23	2,896,795

Containers: 0.3%
	SIG Combibloc PurchaseCo SARL
EUR 900,000	1.875%, 6/18/23	1,076,356
	Trivium Packaging Finance BV
EUR 500,000	3.750% (3 Month EURIBOR + 3.750%), 8/15/26 [1]	577,859
		1,654,215
Diversified Financial Services: 14.0%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
983,000	3.150%, 2/15/24	974,102
	Aircastle Ltd
500,000	5.125%, 3/15/21	507,352
975,000	5.500%, 2/15/22	997,341
1,200,000	4.400%, 9/25/23	1,187,755
897,000	4.125%, 5/1/24	885,107
	AnaCap Financial Europe SA SICAV-RAIF
EUR 2,000,000	5.000% (3 Month EURIBOR + 5.000%), 8/1/24 [1]	1,918,280
	Avolon Holdings Funding Ltd
700,000	5.125%, 10/1/23	699,267
	Azimut Holding SPA
EUR 1,665,000	2.000%, 3/28/22	1,980,784
	BOC Aviation Ltd
460,000	2.750%, 12/2/23	473,176
	Bracken MidCo1 PLC
GBP 946,688	8.875% Cash or 11.000% PIK, 10/15/23	1,102,725
	Cabot Financial Luxembourg SA
GBP 475,000	7.500%, 10/1/23	620,835
	Credit Suisse AG
2,500,000	6.500%, 8/8/23	2,840,265
	Credit Suisse Group AG
1,800,000	7.500% (5 Year Swap Rate USD + 4.598%), 12/11/23 [1,4,5]	1,969,875
	DAE Funding LLC
625,000	4.500%, 8/1/22	619,531
	Federal International Finance PT
1,500,000	4.125%, 5/10/21	1,518,792
	Fortune Star BVI Ltd
EUR 963,000	4.350%, 5/6/23	1,123,380
	Garfunkelux Holdco 3 SA
GBP 2,300,000	8.500%, 11/1/22	2,748,215
EUR 5,000,000	3.500% (3 Month EURIBOR + 3.500%), 9/1/23 [1]	5,279,631
	Hoist Finance AB
EUR 3,000,000	2.750%, 4/3/23	3,480,315
	Huarong Finance 2017 Co Ltd
2,000,000	1.392% (3 Month LIBOR USD + 1.150%), 11/7/22 [1]	1,960,710
	Huarong Finance 2019 Co Ltd
520,000	1.381% (3 Month LIBOR USD + 1.125%), 2/24/23 [1]	507,507
1,655,000	2.500%, 2/24/23	1,676,556
	Huarong Universe Investment Holding Ltd
EUR 2,500,000	1.625%, 12/5/22	2,835,209
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
1,050,000	6.250%, 2/1/22	1,063,435
	ICBCIL Finance Co Ltd
1,000,000	1.380% (3 Month LIBOR USD + 1.100%), 5/15/23 [1]	994,930
	International Lease Finance Corp
3,500,000	8.625%, 1/15/22	3,764,762
	Intrum AB
EUR 203,800	2.750%, 7/15/22	239,498
EUR 1,600,000	4.875%, 8/15/25	1,848,730
	IS Hong Kong Investment Ltd
1,000,000	2.900%, 12/30/22	1,031,132
	Jerrold Finco PLC
GBP 1,500,000	6.125%, 1/15/24	1,848,435
GBP 1,075,000	4.875%, 1/15/26	1,252,615
	JIC Zhixin Ltd
1,410,000	1.500%, 8/27/25	1,411,433
	LeasePlan Corp NV
EUR 1,200,000	1.000%, 5/24/21	1,413,088
	LHC3 PLC
EUR 1,700,000	4.125% Cash or 9.000% PIK, 8/15/24	2,018,091
	Lincoln Financing SARL
EUR 2,500,000	3.625%, 4/1/24	2,829,730
EUR 300,000	3.875% (3 Month EURIBOR + 3.875%), 4/1/24 [1]	339,822
	Mirae Asset Daewoo Co Ltd
500,000	2.125%, 7/30/23	502,195
980,000	2.625%, 7/30/25	993,755
	Mulhacen Pte Ltd
EUR 1,528,469	6.500% Cash or 7.000% PIK, 8/1/23	842,413
	Park Aerospace Holdings Ltd
2,000,000	4.500%, 3/15/23	1,983,035
	REC Ltd
600,000	3.068%, 12/18/20	601,101
800,000	5.250%, 11/13/23	863,941
	SIHC International Capital Ltd
1,000,000	3.950%, 9/26/21	1,019,565
	SoftBank Group Corp
EUR 1,000,000	4.000%, 4/20/23	1,216,766
	UBS AG
6,260,000	7.625%, 8/17/22	6,973,774
EUR 3,000,000	4.750% (5 Year Swap Rate EUR + 3.400%), 2/12/26 [1,5]	3,562,903
	Xingtao Assets Ltd
EUR 3,000,000	3.300%, 10/9/22	3,446,881
	ZGC International Investment Ltd
2,080,000	2.875%, 2/3/23	2,094,127
		82,062,867
Diversified Media: 0.6%
	Inter Media and Communication SPA
EUR 1,814,147	4.875%, 12/31/22	2,061,869
	ProSiebenSat.1 Media SE
EUR 1,000,000	2.625%, 4/15/21	1,176,555
		3,238,424
Energy: 5.2%
	Antero Resources Corp
800,000	5.375%, 11/1/21	762,000
800,000	5.125%, 12/1/22	653,500
	CITGO Petroleum Corp
1,075,000	6.250%, 8/15/22	1,069,410
	DCP Midstream Operating LP
675,000	4.750%, 9/30/21	680,906
	Delek & Avner Tamar Bond Ltd
1,335,000	5.082%, 12/30/23	1,359,256
563,000	5.412%, 12/30/25	573,299
	Diamondback Energy Inc
1,629,000	5.375%, 5/31/25	1,691,847
	Energy Transfer Operating LP
1,500,000	3.600%, 2/1/23	1,544,032
1,200,000	4.250%, 3/15/23	1,249,265
	EP Infrastructure AS
EUR 2,375,000	1.659%, 4/26/24	2,835,189
	MPLX LP
188,000	5.250%, 1/15/25	194,458
	Occidental Petroleum Corp
1,190,000	1.504% (3 Month LIBOR USD + 1.250%), 8/13/21 [1]	1,190,000
	Petroleos Mexicanos
EUR 3,300,000	2.500%, 8/21/21	3,826,663
GBP 1,962,000	8.250%, 6/2/22	2,643,781
	Plains All American Pipeline LP / PAA Finance Corp
2,176,000	4.650%, 10/15/25	2,336,948
	Sabine Pass Liquefaction LLC
3,000,000	6.250%, 3/15/22	3,184,736
1,789,000	5.750%, 5/15/24	2,027,575
	Sunoco Logistics Partners Operations LP
1,000,000	4.250%, 4/1/24	1,050,514
	Western Midstream Operating LP
1,400,000	4.100%, 2/1/25	1,335,726
		30,209,105
Food & Drug Retail: 0.9%
	Casino Guichard Perrachon SA
EUR 3,500,000	5.976%, 5/26/21	4,151,590
EUR 900,000	1.865%, 6/13/22	991,735
		5,143,325
Food/Beverage/Tobacco: 1.1%
	Bevco Lux SARL
EUR 1,600,000	1.750%, 2/9/23	1,922,459
	Olam International Ltd
1,500,000	4.500%, 4/12/21	1,512,187
	Sigma Alimentos SA de CV
EUR 700,000	2.625%, 2/7/24	855,145
	Smithfield Foods Inc
1,000,000	2.650%, 10/3/21	1,006,474
900,000	3.350%, 2/1/22	910,048
		6,206,313
Gaming: 0.3%
	Cirsa Finance International SARL
EUR 325,000	6.250%, 12/20/23	348,754
	International Game Technology PLC
EUR 1,500,000	3.500%, 6/15/26	1,677,310
		2,026,064
Healthcare: 1.4%
	Becton Dickinson and Co
1,300,000	3.363%, 6/6/24	1,407,599
	GN Store Nord A/S
EUR 760,000	0.750%, 12/6/23	887,688
	HCA Inc
2,050,000	4.750%, 5/1/23	2,237,694
	MPT Operating Partnership LP / MPT Finance Corp
EUR 1,500,000	4.000%, 8/19/22	1,832,996
GBP 910,000	2.550%, 12/5/23	1,173,663
	Rossini SARL
EUR 350,000	3.875% (3 Month EURIBOR + 3.875%), 10/30/25 [1]	404,389
		7,944,029
Homebuilders/Real Estate: 8.2%
	American Tower Corp
905,000	1.300%, 9/15/25	916,145
	Atrium European Real Estate Ltd
EUR 3,000,000	3.625%, 10/17/22	3,573,454
	CPI Property Group SA
EUR 425,000	1.450%, 4/14/22	500,290
3,850,000	4.750%, 3/8/23	4,096,646
	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 3,000,000	1.875%, 10/15/24	3,257,261
	Equinix Inc
1,800,000	1.250%, 7/15/25	1,814,399
EUR 4,705,000	2.875%, 2/1/26	5,636,385
2,250,000	5.375%, 5/15/27	2,452,623
	Globalworth Real Estate Investments Ltd
EUR 1,100,000	2.875%, 6/20/22	1,310,247
	Hammerson PLC
EUR 5,000,000	2.000%, 7/1/22	5,511,426
	IMMOFINANZ AG
EUR 3,000,000	2.625%, 1/27/23	3,559,220
	Kennedy Wilson Europe Real Estate Ltd
GBP 875,000	3.950%, 6/30/22	1,111,129
	Mercialys SA
EUR 1,900,000	1.787%, 3/31/23	2,218,200
	NE Property BV
EUR 3,500,000	2.625%, 5/22/23	4,170,959
EUR 4,000,000	1.750%, 11/23/24	4,610,034
	Vivion Investments SARL
EUR 3,000,000	3.000%, 8/8/24	3,099,682
		47,838,100
Insurance: 0.4%
	Galaxy Bidco Ltd
EUR 2,000,000	5.000% (3 Month EURIBOR + 5.000%), 7/31/26 [1]	2,336,120

Leisure: 0.9%
	Carnival Corp
2,000,000	3.950%, 10/15/20	2,000,000
EUR 1,500,000	1.625%, 2/22/21	1,726,429
	CPUK Finance Ltd
GBP 814,583	4.250%, 8/28/22	1,041,780
GBP 510,000	6.500%, 8/28/26	649,822
		5,418,031
Metals/Mining: 0.3%
	Gold Fields Orogen Holdings BVI Ltd
1,360,000	5.125%, 5/15/24	1,482,516

Publishing/Printing: 0.2%
	Informa PLC
EUR 900,000	2.125%, 10/6/25	1,053,744

Quasi & Foreign Government: 2.5%
	Chengdu Xingcheng Investment Group Co Ltd
EUR 5,300,000	2.500%, 3/20/21	6,196,310
	Gansu Provincial Highway Aviation Tourism Investment Group Co Ltd
EUR 3,750,000	1.875%, 12/7/20	4,395,187
4,000,000	3.875%, 7/5/22	4,069,898
		14,661,395
Railroads: 0.3%
	Getlink SE
EUR 1,550,000	3.625%, 10/1/23	1,821,351

Services: 0.4%
	RAC Bond Co PLC
GBP 1,425,000	5.000%, 11/6/22	1,782,750
	Verisure Holding AB
EUR 365,000	3.875%, 7/15/26	429,849
		2,212,599
Steel: 0.3%
	Evraz PLC
700,000	8.250%, 1/28/21	717,325
1,000,000	5.250%, 4/2/24	1,091,575
		1,808,900
Super Retail: 1.5%
	AA Bond Co Ltd
GBP 4,207,000	2.875%, 1/31/22	5,412,893
GBP 300,000	2.750%, 7/31/23	379,624
	PVH Corp
EUR 2,000,000	3.625%, 7/15/24	2,451,342
	Tendam Brands SAU
EUR 400,000	5.250% (3 Month EURIBOR + 5.250%), 9/15/24 [1]	386,001
		8,629,860
Technology: 2.6%
	ams AG
EUR 3,275,000	6.000%, 7/31/25	4,065,191
	Broadcom Corp / Broadcom Cayman Finance Ltd
3,497,000	3.000%, 1/15/22	3,598,628
	Broadcom Inc
1,963,000	4.250%, 4/15/26	2,213,166
	Dell International LLC / EMC Corp
325,000	5.450%, 6/15/23	356,519
	Infor Inc
498,000	1.750%, 7/15/25	512,912
	Microchip Technology Inc
2,000,000	3.922%, 6/1/21	2,044,739
2,000,000	4.333%, 6/1/23	2,154,010
	NXP BV / NXP Funding LLC / NXP USA Inc
450,000	2.700%, 5/1/25	477,321
	Quadient SA
EUR 200,000	2.250%, 2/3/25	226,350
		15,648,836
Telecommunications: 5.0%
	Altice France SA
EUR 2,000,000	2.500%, 1/15/25	2,243,543
	Arqiva Broadcast Finance PLC
GBP 2,000,000	6.750%, 9/30/23	2,667,811
	Bharti Airtel International Netherlands BV
EUR 1,100,000	3.375%, 5/20/21	1,308,051
1,000,000	5.125%, 3/11/23	1,057,343
	Iliad SA
EUR 700,000	0.625%, 11/25/21	820,375
EUR 700,000	1.500%, 10/14/24	812,008
	PLT VII Finance SARL
EUR 375,000	4.625%, 1/5/26	448,328
EUR 375,000	4.625% (3 Month EURIBOR+ 4.625%), 1/5/26 [1]	442,680
	PPF Telecom Group BV
EUR 2,850,000	3.500%, 5/20/24	3,441,329
EUR 3,500,000	2.125%, 1/31/25	4,016,397
	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
575,000	4.738%, 3/20/25	623,516
	TalkTalk Telecom Group PLC
GBP 1,650,000	3.875%, 2/20/25	2,063,298
	Telecom Italia SPA
EUR 2,500,000	4.000%, 4/11/24	3,117,984
	T-Mobile USA Inc
3,800,000	3.500%, 4/15/25	4,173,540
1,950,000	1.500%, 2/15/26	1,968,710
		29,204,913
Transportation Excluding Air/Rail: 1.4%
	Firstgroup PLC
GBP 2,563,000	8.750%, 4/8/21	3,395,421
	Naviera Armas SA
EUR 200,000	6.500% (3 Month EURIBOR + 6.500%), 7/31/23 [1]	129,805
EUR 325,000	4.250% (3 Month EURIBOR + 4.250%), 11/15/24 [1]	198,991
	Rail Transit International Development Co Ltd
EUR 3,500,000	1.625%, 6/22/22	4,120,853
	Rumo Luxembourg SARL
500,000	7.375%, 2/9/24	525,000
		8,370,070
Utilities: 2.3%
	Beijing Gas Singapore Capital Corp
3,200,000	2.750%, 5/31/22	3,261,355
	Enel Finance International NV
3,640,000	2.875%, 5/25/22	3,757,522
	Talent Yield Euro Ltd
EUR 1,000,000	1.300%, 4/21/22	1,185,090
	Vena Energy Capital Pte Ltd
5,450,000	3.133%, 2/26/25	5,417,981
		13,621,948
TOTAL CORPORATE BONDS
(Cost $498,617,996)		506,646,269

COLLATERALIZED LOAN OBLIGATIONS: 0.9%
	BBAM European CLO I DAC
EUR 500,000	1.600% (3 Month EURIBOR + 1.600%), 1/22/33 [1,2]	588,824
	Carlyle Global Market Strategies Euro CLO 2015-1 Ltd
EUR 2,000,000	0.960% (3 Month EURIBOR + 0.960%), 1/16/33 [1,2]	2,336,851
	Madison Park Euro Funding VIII DAC
EUR 1,000,000	0.950% (3 Month EURIBOR + 0.950%), 4/15/32 [1,2]	1,159,928
	Penta CLO 7 DAC
EUR 1,000,000	0.950% (3 Month EURIBOR + 0.950%), 1/25/33 [1,2]	1,165,737
		5,251,340
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $4,978,684)		5,251,340

CONVERTIBLE BONDS: 3.6%
Banking: 2.2%
	Abanca Corp Bancaria SA
EUR 500,000	6.125% (5 Year Swap Rate EUR + 5.927%), 1/18/29 [1,5]	618,899
	Barclays PLC
EUR 750,000	2.000% (5 Year Swap Rate EUR + 1.900%), 2/7/28 [1,5]	874,031
	Cooperatieve Rabobank UA
EUR 3,000,000	2.500% (5 Year Swap Rate EUR + 1.400%), 5/26/26 [1,5]	3,565,787
	Societe Generale SA
EUR 3,000,000	2.500% (5 Year Swap Rate EUR + 1.830%), 9/16/26 [1,5]	3,575,364
	TSB Banking Group PLC
GBP 3,500,000	5.750% (3 Month LIBOR GBP + 3.430%), 5/6/26 [1,5]	4,576,501
		13,210,582
Diversified Financial Services: 1.2%
	Arrow Global Finance PLC
GBP 900,000	5.125%, 9/15/24	1,105,217
	Nykredit Realkredit A/S
EUR 4,749,000	4.000% (5 Year Swap Rate EUR + 2.850%), 6/3/36 [1,5]	5,690,888
		6,796,105
Telecommunications: 0.2%
	Telecom Italia SPA
EUR 1,000,000	1.125%, 3/26/22	1,163,992

TOTAL CONVERTIBLE BONDS
(Cost $20,180,170)		21,170,679

Shares
AFFILIATED MUTUAL FUNDS: 1.2%
700,000	Muzinich High Income Floating Rate Fund - Institutional Class	6,776,000

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $7,000,000)		6,776,000

Principal Amount†
BANK LOANS: 4.9%
Chemicals: 0.4%
	Colouroz Midco
EUR 1,430,993	5.000% (3 Month EURIBOR + 4.250%), 9/21/23 [1,3]	1,544,394
	LSF11 Skyscraper Holdco SARL
EUR 1,000,000	4.500%, 7/10/27 [1,3,6,7]	1,165,129
		2,709,523
Gaming: 0.2%
	Gamesys Group PLC
GBP 1,050,000	4.554% (1 Month LIBOR + 4.500%), 10/30/20 [1,3]	1,338,216

Healthcare: 1.1%
	HRA
EUR 1,500,000	3.500% (3 Months EURIBOR + 3.500%), 12/31/20 [1,3]	1,661,588
	Nemera Euro
EUR 2,000,000	4.000% (3 Months EURIBOR + 4.000%), 12/31/20 [1,3]	2,274,566
	Rodenstock GmbH
EUR 2,000,000	5.250% (6 Months EURIBOR + 5.250%), 12/16/20 [1,3]	2,303,877
		6,240,031
Insurance: 0.2%
	Andromeda Investissements
EUR 888,756	3.750% (3 Months EURIBOR + 3.750%), 6/12/26 [1,3]	1,029,784

Services: 1.7%
	Assystem Technologies Services
EUR 3,000,000	4.250% (6 Months EURIBOR + 4.250%), 3/31/21 [1,3]	2,932,607
	Fugue Finance BV
EUR 2,000,000	3.250% (3 Months EURIBOR + 3.250%), 11/30/20 [1,3]	2,264,096
	Global University Systems BV
EUR 1,000,000	3.500% (6 Months EURIBOR + 3.500%), 11/16/20 [1,3]	1,116,765
	Summer (BC) Lux Consolidator SCA
EUR 3,000,000	4.750% (3 Months EURIBOR + 4.750%), 12/4/20 [1,3]	3,377,309
	Verisure Holding AB
EUR 500,000	4.000% (3 Months EURIBOR + 4.000%), 7/20/26 [1,3]	586,829
		10,277,606
Super Retail: 0.4%
	L1R HB Finance Ltd
GBP 2,015,319	5.555% (6 Months LIBOR + 5.250%), 12/23/20 [1,3]	2,091,227

Technology: 0.2%
	Itiviti Group AB
EUR 999,335	4.000% (3 Months EURIBOR + 4.000%), 10/16/20 [1,3]	1,140,926

Telecommunications: 0.4%
	Eunetworks Holdings 2 Ltd
EUR 2,000,000	3.500% (1 Month EURIBOR + 3.500%), 10/30/20 [1,3]	2,280,428

Transportation Excluding Air/Rail: 0.3%
	Silk Bidco AS
EUR 2,000,000	4.000% (6 Months EURIBOR + 4.000%), 2/24/21 [1,3]	1,822,443

TOTAL BANK LOANS
(Cost $30,267,791)		28,930,184

TOTAL INVESTMENTS IN SECURITIES: 97.1%
(Cost $561,044,641)		568,774,472
Other Assets in Excess of Liabilities: 2.9%		17,084,360
TOTAL NET ASSETS: 100.0%		$585,858,832

† In USD unless otherwise indicated.
CMT - United States Constant Maturity Treasury Note CMT - United States Constant Maturity Treasury Note
EUR - Euro
EURIBOR - Euro Interbank Offered Rate
GBP - Great Britian Pound
LIBOR - London Interbank Offered Rate
PIK - Payment-in-Kind - represents the security may pay interest in additional par.
UK GILT - United Kingdom Government Issued Long Term Stock
USD - United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on September 30, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]	Denotes investments purchased on a when-issued or delayed delivery basis.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Perpetual call date security. Date shown is next call date.
[5]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on September 30, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[6]	All or a portion of the loan may be unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2020 (Unaudited)

The Muzinich Low Duration Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

					Unrealized
Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Date	to be Delivered	September 30, 2020	to be Received	September 30, 2020	(Depreciation)
10/21/20	EUR 93,100,000	$109,203,171	USD 106,925,023	$106,925,023	$(2,278,148)
10/21/20	USD 11,652,735	11,652,735	EUR 9,800,000	11,495,070	(157,665)
12/16/20	EUR 180,000,000	211,426,134	USD 213,994,260	213,994,260	2,568,126
10/21/20	USD 7,105,666	7,105,666	GBP 5,500,000	7,097,698	(7,968)
10/21/20	GBP 42,800,000	55,232,995	USD 53,959,681	53,959,681	(1,273,314)
		$394,620,701		$393,471,732	$(1,148,969)

Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds[1]	$–	$506,646,269	$–	$506,646,269
Collateralized Loan Obligations	–	5,251,340	–	5,251,340
Convertible Bonds[1]	–	21,170,679	–	21,170,679
Affiliated Mutual Funds	6,776,000	–	–	6,776,000
Bank Loans[1]	–	28,930,184	–	28,930,184
Total Assets	$6,776,000	$561,998,472	$–	$568,774,472
Other Financial Instruments[2]:
Forward Foreign Currency Exchange Contracts	$–	$(1,148,969)	$–	$(1,148,969)

[1] See the Schedule of Investments for the industry breakout.
[2] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.